CASH AND CASH EQUIVALENTS (Tables)	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following items:

	March 31, 2026	December 31, 2025

Cash and cash equivalents at banks and on hand	229	247
Short-term deposits and money market funds	124	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	353	455